Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 1,001,587	¥ 981,380
Total gains (losses), Included in profit or loss	1,640	63,677
Total gains (losses), Included in other comprehensive income	38,338	(10,058)
Purchases	181,072	252,762
Sales	(86,591)	(188,151)
Issuances	(237,718)
Settlement	2,711	(96,706)
Transfers into Level 3	139	375
Transfers out of Level 3	(27,377)	(1,692)
Ending balance	873,801	1,001,587
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	13,639	46,169
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses), Included in profit or loss	947
Total gains (losses), Included in other comprehensive income	(2,006)
Issuances	(237,718)
Settlement	71,881
Ending balance	(166,896)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	947
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(40,757)	(32,756)
Total gains (losses), Included in profit or loss	45,545	(5,390)
Total gains (losses), Included in other comprehensive income	50	(89)
Purchases	5,542	7,322
Sales	(7,651)	(7,600)
Settlement	(1,159)	(2,244)
Transfers out of Level 3	(1,601)
Ending balance	(31)	(40,757)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	16,748	(17,897)
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,715)	(3,839)
Total gains (losses), Included in profit or loss	972	2,376
Purchases	9	49
Sales	(1,361)	(1,301)
Transfers out of Level 3	(493)
Ending balance	(3,588)	(2,715)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	324	996
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(19,569)	(21,474)
Total gains (losses), Included in profit or loss	15,336	774
Purchases		1,183
Sales		(52)
Transfers out of Level 3	(1,108)
Ending balance	(5,341)	(19,569)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	5,573	(3,530)
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(17,730)	(12,438)
Total gains (losses), Included in profit or loss	25,619	(5,135)
Purchases	5,533	6,090
Sales	(6,290)	(6,247)
Ending balance	7,132	(17,730)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	7,229	(11,843)
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(743)	4,995
Total gains (losses), Included in profit or loss	3,618	(3,405)
Total gains (losses), Included in other comprehensive income	50	(89)
Settlement	(1,159)	(2,244)
Ending balance	1,766	(743)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	3,622	(3,520)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	583,939	596,791
Total gains (losses), Included in profit or loss	10,807	22,521
Total gains (losses), Included in other comprehensive income	40	(2)
Purchases	165,448	236,334
Sales	(70,051)	(176,868)
Settlement	(66,669)	(93,744)
Transfers into Level 3	9	10
Transfers out of Level 3	(29,296)	(1,103)
Ending balance	594,227	583,939
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	10,792	22,951
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	562,823	578,080
Total gains (losses), Included in profit or loss	11,183	23,842
Total gains (losses), Included in other comprehensive income	40	(2)
Purchases	150,091	229,573
Sales	(69,210)	(175,793)
Settlement	(65,137)	(92,334)
Transfers out of Level 3	(28,340)	(543)
Ending balance	561,450	562,823
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	11,623	24,721
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	21,116	18,711
Total gains (losses), Included in profit or loss	(376)	(1,321)
Purchases	15,357	6,761
Sales	(841)	(1,075)
Settlement	(1,532)	(1,410)
Transfers into Level 3	9	10
Transfers out of Level 3	(956)	(560)
Ending balance	32,777	21,116
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(831)	(1,770)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	407,390	412,347
Total gains (losses), Included in other comprehensive income	40,254	(9,967)
Purchases	10,082	9,447
Sales	(8,889)	(3,683)
Settlement	(1,342)	(718)
Transfers into Level 3	130	365
Transfers out of Level 3	(20)	(401)
Ending balance	447,605	407,390
Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	407,390	412,347
Total gains (losses), Included in other comprehensive income	40,254	(9,967)
Purchases	10,082	9,447
Sales	(8,889)	(3,683)
Settlement	(1,342)	(718)
Transfers into Level 3	130	365
Transfers out of Level 3	(20)	(401)
Ending balance	447,605	407,390
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	51,015	4,998
Total gains (losses), Included in profit or loss	(55,659)	46,546
Purchases		(341)
Transfers out of Level 3	3,540	(188)
Ending balance	(1,104)	51,015
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ (14,848)	¥ 41,115